Debt, Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2021
Financial Instruments [Abstract]
Debt, Cash and Cash Equivalents

B.9. DEBT, CASH AND CASH EQUIVALENTS
Changes in financial position during the period were as follows:

(€ million)	June 30, 2021	December 31, 2020
Long-term debt	17,935	19,745
Short-term debt and current portion of long-term debt	2,225	2,767
Interest rate and currency derivatives used to manage debt	70	119
Total debt	20,230	22,631
Cash and cash equivalents	(9,722)	(13,915)
Interest rate and currency derivatives used to manage cash and cash equivalents	(41)	74
Net debt (a)	10,467	8,790
(a)Net debt does not include lease liabilities, which amounted to €1,489 million as of June 30, 2021 and €1,163 million as of December 31, 2020.

“Net debt” is a financial indicator used by management and investors to measure Sanofi’s overall net indebtedness.

B.9.1. NET DEBT AT VALUE ON REDEMPTION
A reconciliation of the carrying amount of net debt in the balance sheet to value on redemption as of June 30, 2021 is shown below:

(€ million)				Value on redemption
	Carrying amount at June 30, 2021	Amortized cost	Adjustment to debt measured at fair value	June 30, 2021	December 31, 2020
Long-term debt	17,935	64	(15)	17,984	19,794
Short-term debt and current portion of long-term debt	2,225	(2)	2	2,225	2,767
Interest rate and currency derivatives used to manage debt	70	—	17	87	142
Total debt	20,230	62	4	20,296	22,703
Cash and cash equivalents	(9,722)	—	—	(9,722)	(13,915)
Interest rate and currency derivatives used to manage cash and cash equivalents	(41)	—	—	(41)	74
Net debt (a)	10,467	62	4	10,533	8,862
(a)Net debt does not include lease liabilities, which amounted to €1,489 million as of June 30, 2021 and €1,163 million as of December 31, 2020.

The table below shows an analysis of net debt by type, at value on redemption:

(€ million)	June 30, 2021			December 31, 2020
	non-current	current	Total	non-current	current	Total
Bond issues	17,897	1,938	19,835	19,698	2,280	21,978
Other bank borrowings	87	133	220	96	200	296
Other borrowings	—	2	2	—	2	2
Bank credit balances	—	152	152	—	285	285
Interest rate and currency derivatives used to manage debt	—	87	87	57	85	142
Total debt	17,984	2,312	20,296	19,851	2,852	22,703
Cash and cash equivalents	—	(9,722)	(9,722)	—	(13,915)	(13,915)
Interest rate and currency derivatives used to manage cash and cash equivalents	—	(41)	(41)	6	68	74
Net debt	17,984	(7,451)	10,533	19,857	(10,995)	8,862
Principal financing and debt reduction transactions during the period
Sanofi did not carry out any bond issues in the first half of 2021.
Two bond issues were redeemed during the first half of 2021:
a.a March 2011 fixed-rate bond issue of $2 billion, which matured on March 29, 2021; and
b.a September 2015 bond issue of €500 million, redeemed on June 22, 2021 ahead of the contractual maturity date.
Sanofi had the following arrangements in place as of June 30, 2021 to manage its liquidity in connection with current operations:
•a syndicated credit facility of €4 billion, drawable in euros and in US dollars, the maturity of which was extended to December 4, 2022 following the exercise of a second extension option in June 2021, and which includes a further one-year extension option; and
•a syndicated credit facility of €4 billion, drawable in euros and in US dollars, expiring December 2025, which includes two further extension options of one year each.
As of June 30, 2021, there were no drawdowns under either facility.
Sanofi also has a €6 billion Negotiable European Commercial Paper program in France and a $10 billion Commercial Paper program in the United States. During the first half of 2021 only the US program was used, with an average drawdown of $1.2 billion.
The financing in place as of June 30, 2021 at the level of the holding company (which manages most of Sanofi’s financing needs centrally) is not subject to any financial covenants, and contains no clauses linking credit spreads or fees to the credit rating.

B.9.2. MARKET VALUE OF NET DEBT
The market value of Sanofi’s debt, net of cash and cash equivalents and derivatives and excluding accrued interest, is as follows:

(€ million)	June 30, 2021	December 31, 2020
Market value	11,811	10,500
Value on redemption	10,533	8,862